Equity (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital stock:
Common stock		₩ 2,370,998	₩ 2,370,998
Preferred stock		274,055	274,055
Capital stock		2,645,053	2,645,053
Hybrid bonds		423,921	498,316
Capital surplus:
Share premium		9,494,769	9,494,769
Others		392,566	392,566
Capital surplus		9,887,335	9,887,335
Capital adjustments		(398,035)	(458,461)	₩ (423,536)
Accumulated other comprehensive income, net of tax:
Valuation gain (loss) on available-for-sale financial assets		72,126	394,183
Equity in other comprehensive income of associates		(294)	21,258
Foreign currency translation adjustments for foreign operations		(345,199)	(151,726)
Net loss from cash flow hedges		2,440	(13,464)
Other comprehensive income of separate account		(4,812)	4,466
Actuarial gains (losses)		(253,995)	(357,300)
Accumulated other comprehensive income, net of tax		(529,734)	(102,583)	₩ 304,771
Retained earnings	[1]	20,790,599	18,640,038
Non-controlling interests	[2]	883,397	635,282
Total equity		₩ 33,702,536	₩ 31,744,980

[1]	Restriction on appropriation of retained earnings is as follows: 1) Legal reserve of ₩1,845,691 million and ₩1,992,716 million as of December 31, 2016 and 2017, respectively. 2) Regulatory reserve for loan loss of ₩9,144 million and ₩5,953 million as of December 31, 2016 and 2017, respectively. 3) Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ₩5,658,334 million as of December 31, 2017.
[2]	The hybrid bonds of ₩496,393 million and ₩718,775 million and issued by Shinhan Bank and Jeju Bank were attributed to non-controlling interests as of December 31, 2016 and 2017, respectively. Dividends to those hybrid bonds of ₩45,691 million and ₩30,442 million were attributed to non-controlling interests as of December 31, 2016 and 2017, respectively.